Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Composition of Loan Portfolio []Table Text Block]
	% of Total Loans
	2014	2013
Residential real estate loans	37.60%	38.73%
Commercial real estate loans	29.86%	32.47%
Consumer loans	18.42%	18.06%
Commercial and industrial loans	14.12%	10.74%
	100.00%	100.00%